LEASES - Summary of Carrying Amounts of The Right-of-use Assets and Movements (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Right-of-Use Assets [Roll Forward]
Beginning balance	$ 101,932
Additions	43,786
Disposals	(458)
Impairment	(974)
Exchange realignment	8,271
Depreciation of right-of-use assets	(10,219)
Ending balance	$ 142,338